Employee Benefit Plans	Nov. 18, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans
Note 20. Employee Benefit Plans
Dominion Energy
The components of Dominion Energy’s provision for net periodic benefit cost (credit) were as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
(millions)
Three Months Ended March 31,
Service cost	$40	$39	$7	$7
Interest cost	101	84	17	14
Expected return on plan assets	(177)	(165)	(33)	(36)
Amortization of prior service credit	—	—	(13)	(13)
Amortization of net actuarial loss	39	48	4	3
Settlements	2	—	—	—

Net periodic benefit cost (credit)	$5	$6	$(18)	$(25)

Voluntary Retirement Program
In March 2019, the Companies announced a voluntary retirement program to employees that meet certain age and service requirements. The Companies expect to incur a charge in the second quarter of 2019 as determinations are made concerning the number of employees that elect to participate in the program. The voluntary retirement program will not compromise safety or the Companies’ ability to comply with applicable laws and regulations. While the Companies are unable to estimate the amount, it could be material to the Companies’ results of operations and financial condition.
Employer Contributions
During the three months ended March 31, 2019, Dominion Energy made no contributions to its defined benefit pension plans or other postretirement benefit plans. Dominion Energy expects to contribute approximately $21 million and $12 million to its defined benefit pension plans and other postretirement benefit plans through VEBAs, respectively, during the remainder of 2019.
Dominion Energy Gas
Dominion Energy Gas participates in certain Dominion Energy benefit plans as described in Note 21 to the Consolidated Financial Statements in the Companies’ Annual Report on Form
10-K
for the year ended December 31, 2018
, as updated in Current Report on Form 8-K, filed November 18, 2019.
See Note 19 for more information.

The components of Dominion Energy Gas’ provision for net periodic benefit cost (credit) for employees represented by collective bargaining units were as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
(millions)
Three Months Ended March 31,
Service cost	$4	$4	$1	$1
Interest cost	8	7	3	3
Expected return on plan assets	(39)	(37)	(7)	(8)
Amortization of prior service credit	—	—	(1)	(1)
Amortization of net actuarial loss	5	5	1	1

Net periodic benefit credit	$(22)	$(21)	$(3)	$(4)

Employer Contributions
During the three months ended March 31, 2019, Dominion Energy Gas made no contributions to its defined benefit pension plans or other postretirement benefit plans. Dominion Energy Gas expects to contribute approximately $12 million to its other postretirement benefit plans through VEBAs during the remainder of 2019.